Income taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income taxes
Income before income taxes	$ 5,886,000	$ 976,000
Statutory tax rate	26.50%	26.50%
Expected income tax expense based on statutory rate	$ 1,560,000	$ 259,000
Adjustment to expected income tax expense (recovery):
Foreign tax rate differences	(1,770,000)	414,000
Permanent differences	528,000	567,000
Change in benefit of tax assets not recognized	736	739,000
Foreign exchange and other	146,000	646,000
Income tax expense	$ 1,200,000	$ 2,625,000